Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 69.2	SFr 65.1
Noncash additions of property, plant and equipment	0.0	4.6
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 34.2	35.1
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 0.6	0.9
Useful life measured as period of time, property, plant and equipment	3 years
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 24.1	10.7
Useful life measured as period of time, property, plant and equipment	2 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 6.8	11.2
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 3.5	7.2
Property, plant and equipment, expenditures recognised in course of its construction	SFr 7.9	SFr 7.3
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years